Restatement of Previously Issued Audit and Unaudited Financial Statements (Details)	12 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Audit And Unaudited Financial Statements [Abstract]
Busines combination are exercisable for shares of common stock	1.421333